Related Party Transactions - Compensation for Key Management Personnel (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Related Party [Abstract]
Basic compensation and bonuses	¥ 1,664	¥ 2,441	¥ 2,226
Share-based compensation (expensed amount)	2,483	2,143	1,305
Other	42	45	73
Total	¥ 4,189	¥ 4,629	¥ 3,604